Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of deferred tax assets

	December 31, 2011	December 31, 2010
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	550,920	498,048

Less valuation allowance	(550,920)	(498,048)

Deferred tax assets, net of valuation allowance	$-	$-

Reconciliation of federal statutory income tax rate and effective income tax rate

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%